MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.03 - Schedule 5

Loan ID	Investor Loan ID	Seller Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
52606			xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation		No	No	No	No	false	No	No	No	No	No	xxx	xxx	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	N/A		N/A	Employed	Not Employed	No	No	No
60606			xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Appendix Q Documentation	Not Tested	No	Yes	No	No		No	No	No	No	No	xxx	xxx	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	N/A		N/A	Employed		No		No
63694			xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Qualifying DTI Exceeds 43%	Not Tested	Yes	Yes	No	No		No	No	No	No	No	xxx	xxx	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	N/A		N/A	Employed		No		No
65057			xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No	Appendix Q Documentation		No	No	No	No		Yes	No	No	No			xxx	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A		N/A	Employed	Employed	No	No	Yes	Present
67050			xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Qualifying DTI Exceeds 43%	Pass	Yes	Yes	No	No		No	No	No	No	No	xxx	xxx	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	N/A		N/A	Employed		No		No